INCOME TAX - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021
Federal
Deferred		$ (51,447)		$ (300,205)
Change in valuation allowance		$ 51,447		$ 300,205
Income tax provision	$ 22,866		$ 22,866